NATIONWIDE(R) MUTUAL FUNDS
                   NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND
                        NORTHPOINTE SMALL CAP VALUE FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)

                                   BLANK PAGE

                           NATIONWIDE(R) MUTUAL FUNDS
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001


                                TABLE OF CONTENTS

Nationwide Morley Capital Accumulation Fund .................................  4

NorthPointe Small Cap Value Fund ............................................  7

Statements of Assets and Liabilities ........................................ 12

Statements of Operations .................................................... 13

Statements of Changes in Net Assets ......................................... 14

Financial Highlights ........................................................ 15

Notes to Financial Statements ............................................... 17

                   NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
For the six-month period ended April 30, 2001, the Nationwide Morley Capital Accumulation Fund (formerly the Morley Capital Accumulation Fund) returned 2.87%+ versus 2.71% for the Lipper Money Market Fund Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM
PERFORMANCE?
Over the past six months, interest rates have dropped sharply as the economy has faltered. Meanwhile, the Fund's net assets have grown by $14.7 million (75%), to $34.3 million. The Fund deployed this new cash into relatively short federal agency securities. Because of the substantial decrease in yields on available investments, the 30 day yield of the Fund as of April 30, 2001, decreased over the period. However, the decrease in the Fund's yield was less than the decreases experienced in competing funds and in the Fund's benchmark.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR
PORTFOLIO'S PERFORMANCE?
Bond prices have improved steadily as economic data have indicated a slowing of economic activity, especially in the manufacturing sector. In response, the Federal Reserve cut rates by 200 basis points (2%). Given the uncertainties built into the current economic outlook, one would expect continued volatility of security prices and pressure on the spreads of non-Treasury securities, such as those owned by the Fund. However, the Fund's book value maintenance agreements (or "wrap contracts") have enabled it to maintain net asset value at a constant $10.00 per share. The Fund's wrap contracts continue to work as intended to absorb any fluctuation in the relative performance of the Fund's securities holdings.

WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S
POSITION -- GOING FORWARD?
We continue to believe that the current term structure of U.S. Treasury interest rates incorporates an overly pessimistic view of economic prospects for the United States. We therefore intend to invest any new cash received by the Fund very carefully to avoid being locked into longer-term investments producing depressed levels of yield. As we find investments offering good relative value, we expect to continue to deploy new assets into investments such as mortgage-backed securities that are priced at a spread to U.S. Treasury Securities. In the current interest rate environment, assets such as seasoned mortgage-backed securities, medium-term corporate notes, and asset-backed securities should provide attractive yields relative to Treasuries with only modest fluctuation in duration, and produce high dividend income for shareholders. The Fund's wrap contracts will also continue to provide stable net asset value per share.

-----------------
+ Performance of Service Class Shares assuming all distributions are reinvested.

Portfolio Manager:
  Morley Capital Management, Inc. -- Adviser
  Thomas F. Mitchell and Perpetua M. Phillips-- Portfolio Managers


PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS
(Subject to Change)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]
Repurchase Agreement 2.3%
Corporate Bonds 17.3%
U.S. Government Obligations 80.4%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
(For Periods Ended April 30, 2001)

              SERVICE       INSTITUTIONAL        IRA
YEARS      CLASS SHARES     CLASS SHARES       SHARES
--------------------------------------------------------------------------------
1              5.83%            6.25%           5.83%
--------------------------------------------------------------------------------
Life*          5.38%            5.80%           5.37%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

There are no sales  charges  on the Shares of the  Morley  Capital  Accumulation
Fund.

*All 3 classes of shares were first offered to the public on February 1, 1999.

PORTFOLIO MARKET VALUE $34,964,274
April 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS
                   NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND
               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
                                               MARKET
PRINICIPAL  SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS  (17.6%)
            FINANCIAL SERVICES  (17.6%)
$  950,000  Associates Corp.,
            6.69%, 04/01/03                 $   976,034
   950,000  Bank of America Corp.,
            5.75%, 03/01/04                     952,109
 1,000,000  Commercial Credit Co.,
            6.50%, 08/01/04                   1,023,222
   850,000  Morgan Stanley Dean Witter,
            5.625%, 01/20/04                    850,516
   805,000  Norwest Financial,
            5.375%, 09/30/03                    805,942
 1,400,000  Wachovia Corp.,
            6.70%, 06/21/04                   1,438,759
                                            -----------
            TOTAL CORPORATE BONDS             6,046,582
                                            -----------

            U.S. GOVERNMENT SPONSORED AND
            AGENCY OBLIGATIONS  (81.9%)
            GOVERNMENT -  AGENCY  (24.7%)
 1,230,000  FHLB, 7.02%, 09/13/04,
            callable one  date only,
            08/13/02 @ 100                  $ 1,257,275
 2,500,000  FHLB, 5.50%, 09/27/04,
            callable one date only,
            09/27/01 @ 100                    2,504,155
   500,000  FHLB, 6.81%, 09/27/04,
            callable semiannually, beg.
            09/27/02 @ 100                      514,898
 2,000,000  FHLB, 5.14%, 10/18/04,
            callable one  date only,
            04/18/02 @ 100                    1,990,436
 1,000,000  FHLB, 7.00%, 11/17/06,
            callable one  date only,
            11/17/03 @ 100                    1,043,960
 1,165,000  FNMA, 5.10%, 09/22/03,
            callable one  date only,
            03/22/02 @ 100                    1,168,193
                                            -----------
                                              8,478,917
                                            -----------

--------------------------------------------------------------------------------
                                               MARKET
PRINCIPAL   SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------
            GOVERNMENT-SPONSORED
            MORTGAGE-BACKED
            OBLIGATIONS  (57.2%)
$1,210,813  FHLMC, Pool G10665,
            7.00%, 03/01/12                 $ 1,243,941
 1,397,078  FHLMC, Pool E00489,
            7.00%, 06/01/12                   1,432,383
 1,038,506  FHLMC, Pool E00616,
            6.00%, 01/01/14                   1,034,301
 2,906,677  FHLMC, Pool E00678,
            6.50%, 06/01/14                   2,937,001
 1,414,299  FHLMC, Pool E00926,
            6.50%, 10/01/15                   1,427,677
 3,689,556  FHLMC, Pool E81594,
            7.00%, 10/01/15                   3,772,518
   915,136  FNMA, Pool 252318,
            6.00%, 02/01/09                     918,817
   864,963  FNMA, Pool 313409,
            6.50%, 03/01/12                     877,405
 3,390,052  FNMA, Pool 535059,
            6.50%, 12/01/14                   3,426,661
  1,631,534 FNMA REMIC,
            Series 98-24 BA, 6.00%,
            11/18/23                          1,636,424
   921,781  GNMA REMIC,
            Series 99-18 B, 6.25%,
            07/16/26                            926,648
                                            -----------
                                             19,633,775
                                            -----------
            TOTAL U.S. GOVERNMENT
            SPONSORED AND AGENCY
            OBLIGATIONS                      28,112,692
                                            -----------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                                               MARKET
PRINICIPAL  SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENT  (2.3%)
$ 805,000   Fifth Third Bank, 4.40%, 05/01/2001
            (Collateralized by FARM,
            Pool #505080)                  $   805,000
                                           -----------
            TOTAL INVESTMENTS
            (COST $34,339,552)(A)--(101.8%) 34,964,274

            LIABILITIES IN EXCESS OF
            OTHER ASSETS-- (-1.8%)            (622,309)
                                           -----------
            TOTAL NET ASSETS-- (100.0%)    $34,341,965
                                           ===========

-------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation       $   648,313
             Unrealized depreciation           (23,591)
                                           -----------
             Net unrealized appreciation   $   624,722
                                           ===========

   FARM      Federal National Adjusted Rate Mortgage
             (Fannie Mae Agency)
   FHLB      Federal Home Loan Bank
   FHLMC     Federal Home Loan Mortgage Corp.
   FNMA      Federal National Mortgage Association
   GNMA      Government National Mortgage Association
   REMIC     Real Estate Mortgage Investment Conduit

VALUE OF WRAP CONTRACTS:
Wrap contract with Bank of America NT&SA   $   225,771
Wrap contract with Deutsche Bank America       225,771
Wrap contract with Aegon USA                   225,771
                                           -----------
TOTAL WRAP CONTRACTS                       $   677,313
                                           ===========

Wrap Contracts: Each wrap contract obligates the wrap provider to maintain the book value of a portion of the Fund's assets upon the occurrence of certain specified events. The value of wrap contracts is the fair value as determined under valuation procedures approved by the Trust's Board of Trustees.

See notes to financial statements.
6

                        NORTHPOINTE SMALL CAP VALUE FUND

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
For the six months ended April 30, 2001, the NorthPointe Small Cap Value Fund returned 13.92%+ versus -1.77% for the Russell 2000 Index, its benchmark, and 14.62% for the Russell 2000 Value Index.

WHAT  FACTORS  CONTRIBUTED  TO OR DETRACTED FROM
PERFORMANCE?
Value dominated growth over the last six months. Given this huge performance disparity between styles and our relative value approach, the Fund's performance was in between the performance of the Russell 2000 and the Russell 2000 Value.

The Fund benefited from strong stock selection in the consumer discretionary and producer durables sectors over the period. Retail stocks, in general, were very strong in the first quarter of 2001, partly because they were recovering from heavy selling at the end of last year. Producer durables across the board contributed positively to the Fund's performance. Technology holdings helped the Fund's performance relative to the Russell 2000, but hurt performance relative to the Russell 2000 Value. During the period, technology companies saw their profits take a beating, thanks in large part to price-cutting measures.

WHAT WERE THE MAJOR CONTRIBUTORS TO THE PORTFOLIO'S
PERFORMANCE?++
Consumer discretionary stocks, such as Wet Seal Inc., Footstar Inc., and Family Dollar Stores, were top performers in the Fund. These stocks were up an average of over 25%. Flowserve Corp, Pulte, and Alliant Techsystems Inc. were top contributors in the producer durable sector, as each was up over 40%. We have reduced our weighting in the financial sector because many stocks hit our valuation targets and because the sector will have a lower weighting in the benchmark after the annual Russell Index rebalancing at the end of June.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S
POSITION--GOING FORWARD?
We continue to be cautiously optimistic about the economy and the market going forward. Earnings warnings do not appear to be over yet. The April job's report was negative. We expect the Gross Domestic Product for the second quarter of 2001 to be weak following the surprising strength of GDP in the first quarter. On the brighter side, the Fed should remain accommodative, inventory adjustments appear to be well under way, and a tax cut later in the year should help to balance out some of this bad news. Although we expect the performance of value and growth to start to converge, value stocks remain attractively priced. Similarly, size does matter and small-cap stocks have compelling valuations relative to larger-cap names. An environment of monetary easing tends to benefit small companies as their cost of funding improves. We believe the Fund is well positioned to continue through a year that may hit a few more rocky patches before eventually landing on solid ground in the second half of 2001.

----------------
+ Performance of Institutional Class Shares assuming all distributions are reinvested.

Portfolio Manager:
  NorthPointe Capital, LLC -- Subadviser
  Jeffrey C. Pethrick and Mary C. Champagne-- Portfolio Manager

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS++
++(Subject to Change)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS:]
Repurchase Agreement 3.3%
Common Stock 96.7%

AGGREGATE TOTAL RETURNS
(For Period Ended April 30, 2001)

               INSTITUTIONAL
YEARS             CLASS**
--------------------------------------------------------------------------------
Life*               19.78%
--------------------------------------------------------------------------------

Past performance is no guarantee of future results

 *Commenced operations on June 29, 2000.

**There are no sales charges (SC).


PORTFOLIO MARKET VALUE $26,889,533
April 30, 2001

                           NATIONWIDE(R) MUTUAL FUNDS
                        NORTHPOINTE SMALL CAP VALUE FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                                               MARKET
SHARES      SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------

            COMMON STOCK  (96.5%)
            ADVERTISING AGENCIES  (0.8%)
    7,500   R.H. Donnelley Corp. *          $   213,750
                                            -----------
            AEROSPACE  (0.5%)
    1,500   Alliant Techsystems, Inc. *         141,300
                                            -----------
            AIR TRANSPORT  (0.6%)
    7,000   Northwest Airlines Corp.
            Class A *                           174,930
                                            -----------
            AUTO PARTS-AFTER MARKET  (1.3%)
    8,700   Superior Industries
            International, Inc.                 350,175
                                            -----------
            AUTO PARTS: ORIGINAL
            EQUIPMENT  (0.7%)
   18,010   Tower Automotive, Inc. *            190,906
                                            -----------
            AUTO TRUCKS & PARTS  (0.9%)
    6,100   Oshkosh Truck Corp.                 237,778
                                            -----------
            BANKS-OUTSIDE
            NEW YORK CITY  (4.6%)
    3,400   Commerce Bancorp, Inc.              234,600
   12,800   Community First Bankshares, Inc.    268,928
    7,200   Cullen/Frost Bankers, Inc.          230,400
   13,100   Hudson United Bancorp, Inc.         311,256
   10,600   Susquehanna Bancshares, Inc.        191,754
                                            -----------
                                              1,236,938
                                            -----------
            BEVERAGES-SOFT DRINK  (0.9%)
   16,000   PepsiAmericas, Inc.                 237,600
                                            -----------
            BIOTECHNOLOGICAL RESEARCH
            & PRODUCTION  (2.1%)
    9,100   IDEXX Laboratories, Inc. *          246,701
   15,300   Quintiles Transnational Corp. *     314,415
                                            -----------
                                                561,116
                                            -----------
            BUILDING: AIR
            CONDITIONING  (0.6%)
    5,400   York International Corp.            163,134
                                            -----------
            CASINOS & GAMBLING  (0.6%)
   10,900   Station Casinos, Inc. *             153,254
                                            -----------
            CHEMICALS  (1.5%)
    5,900   Cytec Industries, Inc. *            192,989
    7,300   Lubrizol Corp.                      213,817
                                            -----------
                                                406,806
                                            -----------

--------------------------------------------------------------------------------
                                               MARKET
SHARES      SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            COMMUNICATIONS
            TECHNOLOGY  (1.1%)
   11,600   Foundry Networks, Inc. *        $   172,260
   11,400   Inter-Tel, Inc.                     112,746
                                            -----------
                                                285,006
                                            -----------
            COMPUTER SEVICES:
            SOFTWARE & SYSTEMS  (3.5%)
    4,500   CACI International, Inc.
            Class A *                           150,570
   27,600   Compuware Corp. *                   283,728
   14,700   MAPICS, Inc. *                       63,798
   24,500   Pinnacle Systems, Inc. *            260,190
   28,000   Vignette Corp. *                    187,600
                                            -----------
                                                945,886
                                            -----------
            CONSUMER PRODUCTS  (0.5%)
    5,600   International Flavors &
            Fragrances, Inc.                    138,432
                                            -----------
            COSMETICS  (0.4%)
    2,800   Alberto-Culver Co. Class A           97,020
                                            -----------
            DIVERSIFIED FINANCIAL
            SERVICES  (0.7%)
    5,900   Heller Financial, Inc.              188,269
                                            -----------
            DIVERSIFIED MATERIALS &
            PROCESSING  (1.7%)
   13,300   Engelhard Corp.                     341,943
    5,800   Olin Corp.                          109,910
                                            -----------
                                                451,853
                                            -----------
            DRUGS AND
            PHARMACEUTICALS  (1.0%)
    5,400   Medicis Pharmaceutical Corp. *      268,380
                                            -----------
            ELECTRICAL EQUIPMENT &
            COMPONENTS  (0.7%)
    6,900   AMETEK, Inc.                        190,509
                                            -----------
            ELECTRONICS  (1.2%)
   10,800   Avid Technology, Inc. *             187,380
   18,900   Spectrum Control, Inc. *            143,640
                                            -----------
                                                331,020
                                            -----------
            ELECTRONICS - MEDICAL
            SYSTEMS  (1.5%)
   14,500   ESC Medical Systems Ltd. *          395,125
                                            -----------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                        NORTHPOINTE SMALL CAP VALUE FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                                               MARKET
SHARES      SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------

            COMMON STOCK  (CONTINUED)
            ENGINEERING &
            CONTRACTING SERVICES  (1.0%)
    4,000   Jacobs Engineering Group,
            Inc. *                          $   263,680
                                            -----------
            FINANCE COMPANIES  (0.6%)
   16,836   American Home Mortgage
            Holdings, Inc.                      168,360
                                            -----------
            FINANCE-SMALL LOAN  (1.1%)
    6,200   Americredit Corp. *                 287,432
                                            -----------
            FINANCIAL DATA PROCESSING
            SERVICES & SYSTEMS  (2.9%)
   10,000   eFunds Corp. *                      195,000
   13,800   John H. Harland Co.                 299,736
   10,400   National Data Corp.                 297,960
                                            -----------
                                                792,696
                                            -----------
            FINANCIAL-MISCELLANEOUS  (1.8%)
    8,200   Metris Companies, Inc.              246,000
    3,000   Radian Group, Inc.                  232,500
                                            -----------
                                                478,500
                                            -----------
            FOODS  (1.9%)
   14,800   Hormel Foods Corp.                  305,176
   11,400   Sensient Technologies Corp.         205,200
                                            -----------
                                                510,376
                                            -----------
            HEALTH CARE MANAGEMENT
            SERVICES  (1.3%)
   22,000   Caremark Rx, Inc. *                 348,700
                                            -----------
            HOME BUILDING  (1.2%)
    3,800   Centex Corp.                        163,970
    3,500   Pulte Corp.                         163,730
                                            -----------
                                                327,700
                                            -----------
            HOTEL / MOTEL  (0.6%)
    9,800   Extended Stay America, Inc. *       155,330
                                            -----------
            HOUSEHOLD FURNISHINGS  (0.7%)
    5,000   Ethan Allen Interiors, Inc.         177,500
                                            -----------
            IDENTIFICATION CONTROL &
            FILTER DEVICES  (4.5%)
    5,300   Advanced Energy Industries,
            Inc. *                              183,963
    4,600   Cuno, Inc. *                        117,392
    5,300   Donaldson Company, Inc.             146,704
   13,600   Flowserve Corp. *                   384,880
    9,100   Hubbell, Inc.                       251,342
    6,875   Lecroy Corp. *                      132,000
                                            -----------
                                              1,216,281
                                            -----------

--------------------------------------------------------------------------------
                                               MARKET
SHARES      SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------

            COMMON STOCK  (CONTINUED)
            INSURANCE-MULTI-LINE  (2.2%)
    4,400   Old Republic International
            Corp.                           $   127,116
    7,800   Reinsurance Group of America,
            Inc.                                262,860
    4,600   StanCorp Financial Group, Inc.      210,358
                                            -----------
                                                600,334
                                            -----------
            INSURANCE-PROPERTY &
            CASUALTY  (1.2%)
    5,700   Harleysville Group, Inc.            153,729
    5,800   HCC Insurance Holdings, Inc.        163,560
                                            -----------
                                                317,289
                                            -----------
            MACHINERY-CONSTRUCTION &
            HANDLING  (0.4%)
    5,900   Astec Industries, Inc. *            111,510
                                            -----------
            MACHINERY-OIL WELL EQUIPMENT
            & SERVICES  (1.4%)
   20,000   Key Energy Group *                  263,400
    2,600   Seacor Holdings, Inc. *             119,080
                                            -----------
                                                382,480
                                            -----------
            MACHINERY: ENGINES  (0.8%)
    4,900   Cummins Engine, Inc.                202,860
                                            -----------
            MACHINERY: INDUSTRIAL/
            SPECIALTY  (1.0%)
    4,000   Woodward Governor Co.               262,040
                                            -----------
            MEDICAL & DENTAL INSTRUMENTS
            & SUPPLIES  (3.1%)
    5,800   Cooper Cos., Inc.                   257,520
   15,700   Owens & Minor, Inc.                 305,522
    4,800   PolyMedica Corp. *                  130,368
   14,000   Sola International, Inc. *          139,860
                                            -----------
                                                833,270
                                            -----------
            METALS & MINERALS  (0.8%)
   10,300   Brush Wellman, Inc.                 206,000
                                            -----------
            MULTI-SECTOR
            COMPANIES  (0.7%)
    7,600   National Service Industries,
            Inc.                                183,160
                                            -----------
            OIL: CRUDE PRODUCERS  (1.6%)
    8,100   Newfield Exploration Co. *          291,600
    2,900   Stone Energy Corp. *                144,130
                                            -----------
                                                435,730
                                            -----------

                                   Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                        NORTHPOINTE SMALL CAP VALUE FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                                               MARKET
SHARES      SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
            PAINTS & COATINGS  (1.0%)
    3,300   Fuller (H. B.) Co.              $   136,422
    4,400   Valspar Corp.                       135,960
                                            -----------
                                                272,382
                                            -----------
            PAPER  (1.5%)
   11,700   Albany International Corp.
            Class A *                           231,894
    3,800   Bowater, Inc.                       184,300
                                            -----------
                                                416,194
                                            -----------
            PRODUCTION TECHNOLOGY
            EQUIPMENT  (2.3%)
    9,900   ATMI, Inc. *                        260,667
    3,800   Brooks Automation, Inc. *           237,918
    4,508   Cognex Corp. *                      133,031
                                            -----------
                                                631,616
                                            -----------
            PUBLISHING:
            MISCELLANEOUS  (1.0%)
    5,700   Houghton Mifflin Co.                259,407
                                            -----------
            RAILROAD EQUIPMENT  (0.9%)
   18,100   Wabtec Corp.                        241,816
                                            -----------
            REAL ESTATE  (0.5%)
   11,200   Jones Lang LaSalle, Inc. *          143,360
                                            -----------
            REAL ESTATE INVESTMENT
            TRUSTS (REIT)  (8.1%)
   22,700   Annaly Mortgage Management, Inc.    261,504
   12,300   Brandywine Realty Trust             242,556
   13,800   Cabot Industrial Trust              268,686
   10,700   Camden Property Trust               356,310
   17,300   Developers Diversified Realty
            Corp.                               261,576
    8,700   Gables Residential Trust            250,560
   14,300   Meristar Hospitality Corp.          287,430
   11,600   Prentiss Properties Trust           294,060
                                            -----------
                                              2,222,682
                                            -----------
            RECREATIONAL VEHICLES &
            BOATS  (0.5%)
    3,500   Polaris Industries, Inc.            135,450
                                            -----------
            RENTAL & LEASING SERVICES-
            COMMERCIAL  (1.6%)
    6,900   Ryder System, Inc.                  136,689
   14,300   United Rentals, Inc. *              286,286
                                            -----------
                                                422,975
                                            -----------
            RESTAURANTS  (0.4%)
    4,800   CBRL Group, Inc.                     94,800
                                            -----------

--------------------------------------------------------------------------------
                                               MARKET
SHARES      SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------

            COMMON STOCK  (CONTINUED)
            RETAIL  (3.7%)
   10,400   Burlington Coat Factory
            Warehouse Corp.                 $   214,240
    3,600   Chico's FAS, Inc. *                 160,596
    7,800   Group 1 Automotive, Ibc. *          144,300
   15,300   Value City Department Stores,
            Inc. *                              125,154
   13,600   Venator Group, Inc. *               180,064
    5,900   Wet Seal, Inc. *                    163,371
                                            -----------
                                                987,725
                                            -----------
            SAVINGS & LOAN  (2.2%)
    3,900   Astoria Financial Corp.             225,654
    7,900   FirstFed Financial Corp. *          237,000
   11,300   Local Financial Corp. *             138,425
                                            -----------
                                                601,079
                                            -----------
            SECURITIES BROKERAGE &
            SERVICES  (1.6%)
    9,600   American Capital Strategies Ltd.    254,400
    8,500   Tucker Anthony Sutro Corp.          176,630
                                            -----------
                                                431,030
                                            -----------
            SERVICES: COMMERCIAL  (0.7%)
   14,200   Pennzoil-Quaker State Co.           201,782
                                            -----------
            SHOES  (0.9%)
   10,800   Shoe Carnival, Inc. *               108,324
   15,300   The Finish Line, Inc. Class A *     121,635
                                            -----------
                                                229,959
                                            -----------
            STEEL  (1.7%)
    7,900   Carpenter Technology Corp.          206,980
   13,700   USX-U.S. Steel Group                252,217
                                            -----------
                                                459,197
                                            -----------
            TEXTILE APPAREL
            MANUFACTURERS  (1.6%)
    9,600   Phillips-Van Heusen Corp.           144,000
   15,100   Russell Corp.                       289,920
                                            -----------
                                                433,920
                                            -----------
            TOYS & GAMES  (0.6%)
   12,700   Hasbro, Inc.                        155,575
                                            -----------
            UTILITIES - ELECTRIC  (3.5%)
    7,900   Conectiv, Inc.                      176,170
    7,800   Idacorp, Inc.                       300,300
    9,100   Montana Power Co. *                 113,386
   10,100   Public Service Company of
            New Mexico                          364,913
                                            -----------
                                                954,769
                                            -----------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                        NORTHPOINTE SMALL CAP VALUE FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                                               MARKET
SHARES      SECURITY DESCRIPTION                VALUE
--------------------------------------------------------------------------------

            COMMON STOCK  (CONTINUED)
            UTILITIES-GAS
            DISTRIBUTORS  (2.8%)
    4,600   New Jersey Resources Corp.      $   199,134
   10,800   Questar Corp.                       347,436
    7,500   WGL Holdings, Inc.                  214,500
                                            -----------
                                                761,070
                                            -----------
            UTILITIES-
            MISCELLANEOUS  (0.7%)
    5,500   Utilicorp United, Inc.              194,150
                                            -----------
            UTILITIES-WATER  (0.5%)
    4,200   American States Water Co.           138,180
                                            -----------
            TOTAL COMMON STOCK               26,009,533
                                            -----------

--------------------------------------------------------------------------------
                                               MARKET
PRINCIPAL  SECURITY DESCRIPTION                 VALUE
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENT  (3.3%)
$890,000    Fifth Third Bank, 4.40%, 05/01/01
            (Collateralized by U.S.
              Treasury Bills)                   890,000
                                            -----------
            TOTAL REPURCHASE AGREEMENT          890,000
                                            -----------

            TOTAL INVESTMENTS
            (COST $23,777,476) (A)--(99.8%)  26,899,533
            OTHER ASSETS IN EXCESS OF
               LIABILITIES   -   (0.2%)          60,272
                                            -----------
            TOTAL NET ASSETS -- (100.0%)    $26,959,805
                                            ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation .............. $  3,678,149
      Unrealized depreciation ..............     (556,092)
                                             ------------
      Net unrealized appreciation .......... $  3,122,057
                                             ============
                                              ------------------

* Denotes a non-income producing security.

See notes to financial statements.

                                        NATIONWIDE(R) MUTUAL FUNDS
                                     STATEMENTS OF ASSETS AND LIABILITIES
                                              APRIL 30, 2001
                                                (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                 NATIONWIDE
                                                               MORLEY CAPITAL       NORTHPOINTE
                                                             ACCUMULATION FUND  SMALL CAP VALUE FUND
                                                             ------------------  ------------------
ASSETS:
Investments, at value
  (cost $33,534,552 and $22,887,476; respectively)               $34,159,274        $26,009,533
Repurchase agreements, at cost                                       805,000            890,000
                                                                 -----------        -----------
   Total Investments                                              34,964,274         26,899,533
                                                                 -----------        -----------
Cash                                                                     874              6,648
Interest and dividends receivable                                    249,394             12,938
Receivable for investments sold                                           --            360,243
Receivable from adviser                                                7,751              7,258
Prepaid expenses and other assets                                         --              2,976
                                                                 -----------        -----------
   Total Assets                                                   35,222,293         27,289,596
                                                                 -----------        -----------

LIABILITIES:
Wrapper contracts, at value                                          677,313                 --
Distributions payable                                                163,886                 --
Payable for investments purchased                                         --            286,299
Accrued expenses and other payables:
   Investment advisory fees                                            7,156             17,845
   Fund administration fees                                            4,110              6,164
   Transfer agent fees                                                   624                316
   Distribution fees                                                   6,887                 --
   Wrapper contract premiums                                           3,615                 --
   Other                                                              16,737             19,167
                                                                 -----------        -----------
      Total Liabilities                                              880,328            329,791
                                                                 -----------        -----------
NET ASSETS                                                       $34,341,965        $26,959,805
                                                                 ===========        ===========
REPRESENTED BY
Capital                                                          $34,341,989        $22,897,729
Accumulated net investment income (loss)                                 (24)            35,541
Accumulated net realized gains (losses) from investment
  transactions                                                        52,591            904,478
Net unrealized appreciation (depreciation) on investments            (52,591)         3,122,057
                                                                 -----------        -----------
NET ASSETS                                                       $34,341,965        $26,959,805
                                                                 ===========        ===========
NET ASSETS:
Service Class Shares                                             $20,389,528                 --
Institutional Class Shares                                        12,006,148         26,959,805
IRA Class Shares                                                   1,946,289                 --
                                                                  ----------        -----------
   Total                                                         $34,341,965        $26,959,805
                                                                 ===========        ===========
                                                                  ----------         ----------
SHARES OUTSTANDING (unlimited number of shares authorized):
Service Class Shares                                               2,038,948                 --
Institutional Class Shares                                         1,200,624          2,264,988
IRA Class Shares                                                     194,630                 --
                                                                 -----------        -----------
   Total                                                           3,434,202          2,264,988
                                                                 ===========        ===========
NET ASSET VALUE AND OFFERING PRICE:*
Service Class Shares                                                  $10.00                 --
Institutional Class Shares                                            $10.00             $11.90
IRA Class Shares                                                      $10.00                 --

---------------------------------------------------------------------
* None of the share classes are subject to a front-end sales charge.

See notes to financial statements.

                                        NATIONWIDE(R) MUTUAL FUNDS
                                         STATEMENTS OF OPERATIONS
                                  FOR THE SIX MONTHS ENDED APRIL 30, 2001
                                                (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                            NATIONWIDE
                                                                          MORLEY CAPITAL        NORTHPOINTE
                                                                        ACCUMULATION FUND   SMALL CAP VALUE FUND
                                                                        -----------------   --------------------
INVESTMENT INCOME:
   Interest income                                                         $1,029,321            $   45,306
   Dividend income                                                                 --               211,727
                                                                           ----------            ----------
      Total Income                                                          1,029,321               257,033
                                                                           ----------            ----------
EXPENSES:
   Investment advisory fees                                                    53,992               104,670
   Fund administration fees                                                    24,795                37,192
   Distribution fees Service Class                                             22,578                    --
   Distribution fees IRA Class                                                  2,507                    --
   Administrative servicing fees Service Class                                 12,712                    --
   Administrative servicing fees IRA Class                                        223                    --
   Accounting fees                                                              1,841                     4
   Transfer agent fees                                                          4,129                 3,104
   Trustees' fees                                                                 518                   509
   Wrapper contract premiums                                                   20,957                    --
   Professional fees                                                            7,321                 9,376
   Custodian fees                                                               2,131                 6,556
   Insurance fees                                                                 108                    72
   Registration and filing fees                                                12,729                11,606
   Printing fees                                                               12,409                 6,692
   Other                                                                          399                   261
                                                                           ----------            ----------
      Total expenses before waived or reimbursed expenses                     179,349               180,042
   Expenses waived or reimbursed                                              (54,366)              (55,850)
                                                                           ----------            ----------
      Total Expenses                                                          124,983               124,192
                                                                           ----------            ----------
NET INVESTMENT INCOME (LOSS)                                                  904,338               132,841
                                                                           ----------            ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
   Net realized gains (losses) on investment transactions                      55,126             1,443,014
   Net change in unrealized appreciation/depreciation on investments          (55,126)            1,679,235
                                                                           ----------            ----------
   Net realized/unrealized gains (losses) on investments                           --             3,122,249
                                                                           ----------            ----------
CHANGE IN NET ASSETS FROM OPERATIONS                                       $  904,338            $3,255,090
                                                                           ==========            ==========


See notes to financial statements.

                                             NATIONWIDE(R) MUTUAL FUNDS
                                        STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------

                                                            NATIONWIDE MORLEY CAPITAL               NORTHPOINTE
                                                                ACCUMULATION FUND               SMALL CAP VALUE FUND
                                                       -------------------------------  ----------------------------------
                                                         SIX MONTHS                     SIX MONTHS
                                                            ENDED       YEAR ENDED          ENDED          PERIOD ENDED
                                                       APRIL 30, 2001 OCTOBER 31, 2000   APRIL 2001    OCTOBER 31, 2000(A)
                                                       -------------- ----------------  -----------    -------------------
                                                        (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                         $   904,338    $   807,857      $   132,841     $    54,846
   Net realized gains (losses) on investment
     transactions                                            55,126         (2,535)       1,443,014        (538,536)
   Net change in unrealized appreciation/depreciation
      on investments                                        (55,126)         8,295        1,679,235       1,442,822
                                                       ------------   ------------     ------------    ------------
Change in net assets from operations                        904,338        813,617        3,255,090         959,132
                                                       ------------   ------------     ------------    ------------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                   (516,889)      (313,130)             --              --
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
   Net investment income                                   (330,012)      (397,936)        (124,670)        (31,030)
DISTRIBUTIONS TO IRA CLASS SHAREHOLDERS FROM:
   Net investment income                                    (57,437)      (102,551)             --              --
                                                       ------------   ------------     ------------    ------------
Change in net assets from shareholder distributions        (904,338)      (813,617)        (124,670)        (31,030)
                                                       ------------   ------------     ------------    ------------
Change in net assets from capital transactions           14,681,880     11,649,992          469,892      22,431,391
                                                       ------------   ------------     ------------    ------------
Change in net assets                                     14,681,880     11,649,992        3,600,312      23,359,493
NET ASSETS:
   Beginning of period                                   19,660,085      8,010,093       23,359,493              --
                                                       ------------   ------------     ------------    ------------
   End of period                                        $34,341,965    $19,660,085      $26,959,805     $23,359,493
                                                       ============   ============     ============    ============

(a) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.

See notes to financial statements.

                                        NATIONWIDE(R) MUTUAL FUNDS
                                NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND
                                          FINANCIAL HIGHLIGHTS
                           SELECTED DATA FOR EACH SHARE OF CAPITAL OUSTANDING

------------------------------------------------------------------------------------------------------------------------------
                                         SERVICE CLASS SHARES                             INSTITUTIONAL SHARES
                            -----------------------------------------------  -------------------------------------------------
                                                YEAR ENDED    PERIOD ENDED   SIX MONTHS    YEAR ENDED    PERIOD ENDED
                             SIX MONTHS ENDED   OCTOBER 31,    OCTOBER 31,    ENDED APRIL   OCTOBER 31    OCTOBER 31,
                              APRIL 30, 2001       2000          1999(A)        2001          2000         1999(A)
                             ----------------   ----------     -----------   ------------  ---------    -------------
                                 (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD             $ 10.00        $10.00         $10.00         $ 10.00       $10.00         $10.00
                                   -------        ------         ------         -------       ------         ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)       0.28          0.53           0.35            0.30         0.57           0.38
   Net realized and unrealized
     gains (losses) on investments      --          0.01             --              --         0.01             --
                                   -------        ------         ------         -------       ------         ------
     Total investment activities      0.28          0.54           0.35            0.30         0.58           0.38
                                   -------        ------         ------         -------       ------         ------
DISTRIBUTIONS:
   Net investment income             (0.28)        (0.54)         (0.35)          (0.30)       (0.58)         (0.38)
                                   -------        ------         ------         -------       ------         ------
     Total distributions             (0.28)        (0.54)         (0.35)          (0.30)       (0.58)         (0.38)
                                   -------        ------         ------         -------       ------         ------
Net increase (decrease) in
  net asset value                       --            --             --              --           --             --
                                   -------        ------         ------         -------       ------         ------
NET ASSET VALUE END OF PERIOD      $ 10.00        $10.00         $10.00         $ 10.00       $10.00         $10.00
                                   =======        ======         ======         =======       ======         ======
     Total Return
       (excluding sales charge)       2.87%(b)      5.52%          3.60%(b)        3.07%(b)     5.93%          3.91%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)  $20,390        $8,820         $1,051         $12,006       $8,973         $5,130
Ratio of expenses to average
  net assets                          0.95%(c)      0.95%          0.95%(c)        0.55%(c)     0.55%          0.55%(c)
Ratio of net investment income
   to average net assets              5.72%(c)      5.51%          4.74%(c)        6.12%(c)     5.85%          5.17%(c)
Ratio of expenses to average
   net assets*                        1.30%(c)      1.80%          6.10%(c)        0.91%(c)     1.47%          4.18%(c)
Portfolio turnover **                27.25%        28.30%          8.20%          27.25%       28.30%          8.20%


                                           IRA CLASS SHARES
                              -------------------------------------------------------------
                                SIX MONTHS ENDED      YEAR ENDED          PERIOD ENDED
                                 APRIL 30, 2001    OCTOBER 31,  2000   OCTOBER 31, 1999(A)
                              -------------------------------------------------------------
                                   (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD               $10.00              $10.00              $10.00
                                     ------              ------              ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)        0.28                0.53                0.35
   Net realized and unrealized gains
     (losses) on investments             --                0.01                  --
                                     ------              ------              ------
     Total investment activities      (0.28)              (0.54)               0.35
                                     ------              ------              ------
DISTRIBUTIONS:
   Net investment income              (0.28)              (0.54)              (0.35)
                                     ------              ------              ------
     Total distributions              (0.28)              (0.54)              (0.35)
                                     ------              ------              ------
Net increase (decrease) in net
  asset value                            --                  --                  --
                                     ------              ------              ------
NET ASSET VALUE END OF PERIOD        $10.00              $10.00              $10.00
                                     ======              ======              ======
     Total Return
       (excluding sales charge)        2.87%(b)            5.51%               3.60%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)    $1,946              $1,867              $1,829
Ratio of expenses to average net
  assets                               0.95%(c)            0.95%               0.95%(c)
Ratio of net investment income
   to average net assets               5.72%(c)            5.38%               4.77%(c)
Ratio of expenses to average net
  assets*                              1.27%(c)            1.81%               4.65%(c)
Portfolio turnover **                 27.25%              28.30%               8.20%

--------------------------------
 *  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For period from February 1, 1999 (commencement of operations) through October 31, 1999.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NORTHPOINTE SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUSTANDING

-------------------------------------------------------------------------------

                                               INSTITUTIONAL CLASS SHARES
                                            ------------------------------------
                                            SIX MONTHS ENDED    PERIOD ENDED
                                             APRIL 30, 2001  OCTOBER 31, 2000(A)
                                            ---------------- -------------------
                                               (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                           $ 10.50         $ 10.00
                                                 -------         -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                     0.07            0.02
   Net realized and unrealized gains
     (losses) on investments                        1.39            0.49
                                                 -------         -------
     Total investment activities                    1.46            0.51
                                                 -------         -------
DISTRIBUTIONS:
   Net investment income                           (0.06)          (0.01)
                                                 -------         -------
     Total distributions                           (0.06)          (0.01)
                                                 -------         -------
   Net increase (decrease)in net asset value        1.40            0.50
                                                 -------         -------
NET ASSET VALUE END OF PERIOD                    $ 11.90          $10.50
                                                 =======         =======
     Total Return (excluding sales charge)         13.92%(b)        5.14%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                $26,960         $23,359
Ratio of expenses to average net assets             1.00%(c)        1.00%(c)
Ratio of net investment income
   to average net assets                            1.08%(c)        0.82%(c)
Ratio of expenses to average net assets*            1.46%(c)        1.79%(c)
Portfolio turnover **                              69.57%          49.93%


--------------------------------
 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For period from June 29, 2000 (commencement of operations) through October 31, 2000.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually the "Fund", collectively the "Funds").

         o Nationwide Morley Capital Accumulation Fund (Morley Capital Accumulation) (formerly known as Morley Capital Accumulation Fund)

         o NorthPointe Small Cap Value Fund (Small Cap Value)

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION
Equity securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by an independent pricing agent, the use of which has been approved by the Funds' Board of Trustees. If the pricing agent is unable to obtain a readily available market quotation, the security is priced at fair value, under procedures approved by the Funds' Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The aggregate value of the Morley Capital Accumulation Fund's wrap contracts (see note 2. (g)) will typically equal the difference between the Fund's Book Value (purchase price of the underlying assets minus sale price of the underlying assets liquidated to fund share redepmtions, plus interest accrued at the crediting rate) and market value (plus accrued interest). The wrap contracts will be an asset on the balance sheet if the book value is greater than market value or a liability on the balance sheet if the book value is less than market value. The Fund's investment adviser considers the ability of each wrap provider to fulfill its contractual obligations when making such determinations.


(B) REPURCHASE AGREEMENTS
The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price
(including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.
                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(C) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(D) FEDERAL INCOME TAXES
Each  Fund's  policy  is to  qualify  or  continue  to  qualify  as a  regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(E) DISTRIBUTIONS TO SHAREHOLDERS
Morley Capital Accumulation:
Net investment income is declared and recorded daily and paid monthly.

Small Cap Value:
Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.
Both Funds:
Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

(F) EXPENSES
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

(G) WRAP CONTRACT -- MORLEY CAPITAL ACCUMULATION
In connection with its investment objective of maintaining a stable net asset value per share, the Fund has entered into book value maintenance ("wrap contracts") with the following institutions: Bank of America NT&SA, Deutsche Bank America and Aegon USA (collectively the "wrap providers"). The wrap contracts obligate the wrap providers to make payments in specified circumstances, and allow the Fund under most circumstances to maintain net asset value at $10.00 per share.

                                    Continued

                                        NATIONWIDE(R) MUTUAL FUNDS
                                NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                         APRIL 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

(H) CAPITAL SHARE TRANSACTIONS
 Transactions in capital shares of the Funds were as follows:

                                         MORLEY CAPITAL ACCUMULATION                        SMALL CAP VALUE
                                  ---------------------------------------       ------------------------------------------
                                     SIX MONTHS ENDED       YEAR ENDED          SIX MONTHS ENDED       PERIOD ENDED
                                      APRIL 30, 2001     OCTOBER 31, 2000        APRIL 30, 2001     OCTOBER 31, 2000(A)
                                  -------------------    ----------------       -----------------   -------------------
                                        (UNAUDITED)                                (UNAUDITED)
CAPITAL TRANSACTIONS:
SERVICE CLASS SHARES
   Proceeds from shares issued ......  $15,053,735          $13,790,230             $        --         $        --
   Dividends reinvested .............      465,267              258,727                      --                  --
   Cost of shares redeemed ..........   (3,949,944)          (6,279,089)                     --                  --
                                       -----------          -----------             -----------         -----------
                                        11,569,058            7,769,868                      --                  --
                                       -----------          -----------             -----------         -----------
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued ......    4,221,641            4,083,473                 400,000          22,814,419
   Dividends reinvested .............      316,142              339,170                  69,892              17,301
   Cost of shares redeemed ..........   (1,504,659)            (580,595)                     --            (400,329)
                                       -----------          -----------             -----------         -----------
                                         3,033,124            3,842,048                 469,892          22,431,391
                                       -----------          -----------             -----------         -----------
IRA CLASS SHARES
   Proceeds from shares issued ......      893,967                   --                      --                 --
   Dividends reinvested .............       58,031               89,914                      --                 --
   Cost of shares redeemed ..........     (872,300)             (51,838)                     --                 --
                                       -----------          -----------             -----------         -----------
                                            79,698               38,076                      --                 --
                                       -----------          -----------             -----------         -----------
Change in net assets from
   capital transactions .............  $14,681,880          $11,649,992             $   469,892         $22,431,391
                                       ===========          ===========             ===========         ===========

SHARE TRANSACTIONS:
SERVICE CLASS SHARES
   Issued ...........................    1,505,373            1,379,023                      --                  --
   Reinvested .......................       46,527               25,873                      --                  --
   Redeemed .........................     (394,995)            (627,909)                     --                  --
                                       -----------          -----------             -----------         -----------
                                         1,156,905              776,987                      --                  --
                                       -----------          -----------             -----------         -----------
INSTITUTIONAL CLASS SHARES
   Issued ...........................      422,164              408,348                  34,188           2,260,624
   Reinvested .......................       31,614               33,917                   6,505               1,653
   Redeemed .........................     (150,465)             (58,057)                     --             (37,982)
                                       -----------          -----------             -----------         -----------
                                           303,313              384,208                  40,693           2,224,295
                                       -----------          -----------             -----------         -----------
IRA CLASS SHARES
   Issued ...........................       89,397                   --                      --                  --
   Reinvested .......................        5,803                8,991                      --                  --
   Redeemed .........................      (87,230)              (5,184)                     --                  --
                                       -----------          -----------             -----------         -----------
                                             7,970                3,807                      --                  --
                                       -----------          -----------             -----------         -----------
Total change in shares ..............    1,468,188            1,165,002                  40,693           2,224,295
                                       ===========          ===========             ===========         ===========

(a) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(3) TRANSACTION WITH AFFILIATES
Under the terms of its Investment Advisory Agreement, Morley Capital Management, Inc. ("MCM") manages the investments of the assets and supervises the daily business affairs of the Morley Capital Accumulation Fund. Prior to March 5, 2001, Union Bond & Trust Company ("UBT") managed and supervised Morley Capital Accumulation Fund. MCM and UBT are majority-owned subsidiaries of Morley Financial Services, Inc., a wholly owned subsidiary of Villanova Capital, Inc.

Under the terms of its Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Small Cap Value Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser for the Fund. NorthPointe
Capital, LLC ("NorthPointe"), subadviser for the Fund, manages the Fund's investments and has the responsibility for making all investment decisions for that Fund. NorthPointe is a majority owned subsidiary of Villanova Capital, Inc., which is also the parent of VMF.

Under the terms of the Investment Advisory Agreements, the Funds pay their respective investment advisory fees based on each Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VMF pays fees to NorthPointe with respect to the Small Cap Value Fund. Additional information regarding investment advisory fees for VMF and MCM/UBT and the subadvisory fees is as follows for the period ended April 30, 2001:

                                                                                   TOTAL        FEES         PAID TO
FUND (SUBADVISER)                                       FEE SCHEDULE               FEES       RETAINED     SUBADVISER
---------------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation*                           All Assets                  0.35%        0.25%           --
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                        All Assets                  0.85%          --          0.85%
   (NorthPointe Capital, LLC)
---------------------------------------------------------------------------------------------------------------------------

* MCM has agreed to voluntarily waive 0.10% of the management fee until further written notice to the shareholders.

VMF and MCM (UBT prior to March 5, 2001) have entered into Expense Limitation Agreements with the Trust on behalf of the Funds they advise. Pursuant to the Expense Limitation Agreements, VMF and MCM have agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:

                                                      EXPENSE CAPS
                                ----------------------------------------------------------------------
               FUND              SERVICE CLASS      INSTITUTIONAL CLASS           IRA CLASS
------------------------------------------------------------------------------------------------------
Morley Capital Accumulation ....     0.95%                 0.55%                  0.95%

                                 INSTITUTIONAL CLASS SHARES
                                ----------------------------------------------------------------------
Small Cap Value ................          1.00%

VMF or MCM may request and receive reimbursement from certain Funds of the advisory fees waived or limited and other expenses reimbursed by VMF or MCM pursuant to the Expense Limitation Agreements at a later date not to exceed three fiscal years from commencement of operations with respect to the Morley Capital Accumulation Fund and five fiscal years from commencement of operations with respect to the Small Cap Value Fund if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $50 million for the Morley Capital Accumulation Fund and $100 million for the Small Cap Value Fund; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimburse

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ment is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF or MCM is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $341,466 and $105,902 for the Morley Capital Accumulation and Small Cap Value Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Morley Capital Accumulation Fund's Distributor, is compensated by the Fund for expenses associated with the distribution of Service Class and IRA Class shares of the Fund. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% for Service Class and IRA Class shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Funds incurred fund administration fees according to the following schedule:

                                FUND
                           ADMINISTRATION
                            FEE SCHEDULE*
                 -----------------------------------
                 Up to $250 million            0.07%
                 On the next $750 million      0.05%
                 On $1 billion and more        0.04%

* The Fund Administration fee is subject to a minimum of $50,000 and $75,000 per
year  for  the  Morley   Capital   Accumulation   and  Small  Cap  Value  Funds,
respectively.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at 0.01% of the average daily net assets of each class of shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Morley Capital Accumulation Fund pays fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.15% of the average daily net assets of the Service and IRA Class of shares.

For the Morley Capital Accumulation Fund, a redemption fee of 2.00% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper (CP) 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Funds. Additionally, the fee may discourage market timing by those shareholders igniting redemptions to take advantage of short-term movements in interest rates. During the six months ended April 30, 2001, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

4. BANK LOANS
NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Funds had no outstanding borrowings as of April 30, 2001.

5. INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

 FUND                                            PURCHASES         SALES
 --------------                                 -----------      -----------
Morley Capital Accumulation .............       $16,264,107      $ 7,060,137
Small Cap Value .........................        17,325,376       16,333,612

22

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